Accumulated Other Comprehensive Income (Schedule Of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, beginning of period		$ (73)
Other comprehensive income (loss), net of tax		101	$ (26)
Accumulated other comprehensive income (loss), end of period		28	(73)
Unrealized Gains and Losses on Available-for-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, beginning of period	[1]	(73)	(47)
Other comprehensive gain (loss) before reclassifications	[1]	101	(26)
Less amount reclassified from accumulated other comprehensive loss	[1],[2]
Other comprehensive income (loss), net of tax	[1]	101	(26)
Accumulated other comprehensive income (loss), end of period	[1]	$ 28	$ (73)

[1]	All amounts are net of tax. Amounts in parentheses indicate a reduction of other comprehensive income.
[2]	There were no amounts reclassified out of other comprehensive income for years ended December 31, 2019 and December 31, 2018.